Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Allowance for Loan Losses

NOTE 5 - ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agriculture loans, Commercial Real Estate – Owner Occupied loans, Commercial Real Estate – Non-owner Occupied loans, Residential Real Estate loans, Real Estate Construction loans, Farm Real Estate loans and Consumer and Other loans. Loss migration rates for each risk category are calculated and used as the basis for calculating loan loss allowance allocations. Loss migration rates are calculated over a three-year period for all portfolio segments. Management also considers certain economic factors for trends that management uses to account for the qualitative and environmental changes in risk, which affects the level of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures
•	Changes in experience and depth of lending and management staff
•	Changes in quality of credit review system
•	Changes in the nature and volume of the loan portfolio
•	Changes in past due, classified and nonaccrual loans and TDRs
•	Changes in economic and business conditions
•	Changes in competition or legal and regulatory requirements
•	Changes in concentrations within the loan portfolio
•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the consolidated balance sheet date. The Company considers the allowance for loan losses of $14,767 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2019. The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2019, 2018 and 2017. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2019	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,747	$(114)	$86	$500	$2,219
Commercial Real Estate:
Owner Occupied	1,962	(161)	289	451	2,541
Non-Owner Occupied	5,803	—	102	679	6,584
Residential Real Estate	1,531	(294)	259	86	1,582
Real Estate Construction	1,046	(24)	3	225	1,250
Farm Real Estate	397	—	5	(58)	344
Consumer and Other	284	(183)	85	61	247
Unallocated	909	—	—	(909)	—
Total	$13,679	$(776)	$829	$1,035	$14,767

For the year ended December 31, 2019, the allowance for Commercial & Agriculture loans increased as a result of an increase in general reserves due to higher loan balances. The result was represented as an increase in the provision. The allowance for Commercial Real Estate – Owner Occupied loans increased as a result of an increase in general reserves due to higher loan balances. The result was represented as an increase in the provision. The allowance for Commercial Real Estate – Non-Owner Occupied loans increased due to an increase in general reserves required for this type as a result of higher loan balances. The allowance for Residential Real Estate loans increased as a result of an increase in general reserves required for this type as a result of an increase in outstanding loan balances, represented by an increase in the provision. The allowance for Real Estate Construction loans increased due to higher outstanding loan balances for this type of loan. The allowance for Farm Real Estate loans was reduced by a decrease in general reserves required for this type as a result of lower outstanding loan balances. The result was represented as a decrease in the provision. Management feels that the unallocated amount is appropriate and within the relevant range for the allowance that is reflective of the risk in the portfolio.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2018	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,562	$(249)	$169	$265	$1,747
Commercial Real Estate:
Owner Occupied	2,043	(193)	158	(46)	1,962
Non-Owner Occupied	5,307	(153)	28	621	5,803
Residential Real Estate	1,910	(105)	208	(482)	1,531
Real Estate Construction	834	—	—	212	1,046
Farm Real Estate	430	—	5	(38)	397
Consumer and Other	290	(203)	100	97	284
Unallocated	758	—	—	151	909
Total	$13,134	$(903)	$668	$780	$13,679

For the year ended December 31, 2018, the allowance for Commercial & Agriculture loans increased as a result of an increase in general reserves due to higher loan balances. The result was represented as an increase in the provision. The allowance for Commercial Real Estate – Owner Occupied loans was reduced by a decrease in general reserves as a result of lower loss rates. The result was represented as a decrease in the provision. The allowance for Commercial Real Estate – Non-Owner Occupied loans increased due to an increase in general reserves required for this type as a result of higher loan balances.  The allowance for Residential Real Estate loans was reduced by a decrease in general reserves required for this type as a result of a decrease in loss rates, represented by a decrease in the provision. The allowance for Real Estate Construction loans increased due to higher outstanding loan balances for this type of loan. The allowance for Farm Real Estate loans was reduced by a decrease in general reserves required for this type as a result of lower outstanding loan balances. The result was represented as a decrease in the provision.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2017	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,018	$(11)	$372	$(817)	$1,562
Commercial Real Estate:
Owner Occupied	2,171	(328)	69	131	2,043
Non-Owner Occupied	4,606	(38)	46	693	5,307
Residential Real Estate	3,089	(400)	194	(973)	1,910
Real Estate Construction	420	—	44	370	834
Farm Real Estate	442	—	3	(15)	430
Consumer and Other	314	(165)	43	98	290
Unallocated	245	—	—	513	758
Total	$13,305	$(942)	$771	$—	$13,134

For the year ended December 31, 2017, the allowance for Commercial & Agriculture loans was reduced by a decrease in general reserves as a result of lower loss rates. The result was represented as a decrease in the provision. The allowance for Commercial Real Estate – Owner Occupied loans was reduced by a decrease in general reserves and charge-offs. The allowance for Commercial Real Estate – Non-Owner Occupied loans increased due to an increase in general reserves required for this type as a result of higher loan balances.  The allowance for Residential Real Estate loans was reduced by a decrease in general reserves required for this type as a result of a decrease in loss rates, represented by a decrease in the provision. The allowance for Real Estate Construction loans increased due to higher outstanding loan balances for this type of loan. The allowance for Farm Real Estate loans was reduced by a decrease in general reserves required for this type as a result of lower outstanding loan balances. The result was represented as a decrease in the provision.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables present, by portfolio segment, the allocation of the allowance for loan losses and related loan balances as of December 31, 2019 and December 31, 2018.

December 31, 2019	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$—	$2,219	$2,219
Commercial Real Estate:
Owner Occupied	—	9	2,532	2,541
Non-Owner Occupied	—	—	6,584	6,584
Residential Real Estate	—	82	1,500	1,582
Real Estate Construction	—	—	1,250	1,250
Farm Real Estate	—	—	344	344
Consumer and Other	—	—	247	247
Unallocated	—	—	—	—
Total	$—	$91	$14,676	$14,767

Outstanding loan balances:
Commercial & Agriculture	$—	$367	$202,743	$203,110
Commercial Real Estate:
Owner Occupied	—	426	245,180	245,606
Non-Owner Occupied	—	374	591,848	592,222
Residential Real Estate	467	1,764	460,801	463,032
Real Estate Construction	—	—	155,825	155,825
Farm Real Estate	—	666	33,448	34,114
Consumer and Other	—	—	15,061	15,061
Total	$467	$3,597	$1,704,906	$1,708,970

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

December 31, 2018	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$—	$1,747	$1,747
Commercial Real Estate:
Owner Occupied	—	12	1,950	1,962
Non-Owner Occupied	—	—	5,803	5,803
Residential Real Estate	8	122	1,401	1,531
Real Estate Construction	—	—	1,046	1,046
Farm Real Estate	—	7	390	397
Consumer and Other	—	—	284	284
Unallocated	—	—	909	909
Total	$8	$141	$13,530	$13,679

Outstanding loan balances:
Commercial & Agriculture	$41	$367	$176,693	$177,101
Commercial Real Estate:
Owner Occupied	—	484	209,637	210,121
Non-Owner Occupied	—	31	523,567	523,598
Residential Real Estate	883	1,279	455,688	457,850
Real Estate Construction	—	—	135,195	135,195
Farm Real Estate	—	696	37,817	38,513
Consumer and Other	—	—	19,563	19,563
Total	$924	$2,857	$1,558,160	$1,561,941

The following tables represent credit exposures by internally assigned risk ratings for the periods ended December 31, 2019 and 2018. The remaining loans in the Residential Real Estate, Real Estate Construction and Consumer and Other loan categories that are not assigned a risk grade are presented in a separate table below. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company’s internal credit risk rating system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.
•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.
•

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Civista will sustain some loss if the deficiencies are not corrected.

•

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.
•	Unrated – Generally, Residential Real Estate, Real Estate Construction and Consumer and Other loans are not risk-graded, except when collateral is used for a business purpose.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

December 31, 2019	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$199,649	$2,236	$1,225	$—	$203,110
Commercial Real Estate:
Owner Occupied	237,171	5,617	2,818	—	245,606
Non-Owner Occupied	588,633	2,155	1,434	—	592,222
Residential Real Estate	73,289	528	6,495	—	80,312
Real Estate Construction	145,251	—	9	—	145,260
Farm Real Estate	30,808	567	2,739	—	34,114
Consumer and Other	1,289	—	6	—	1,295
Total	$1,276,090	$11,103	$14,726	$—	$1,301,919

December 31, 2018	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$173,783	$1,509	$1,809	$—	$177,101
Commercial Real Estate:
Owner Occupied	201,228	3,512	5,381	—	210,121
Non-Owner Occupied	520,487	2,023	1,088	—	523,598
Residential Real Estate	70,908	580	7,363	—	78,851
Real Estate Construction	124,769	13	41	—	124,823
Farm Real Estate	32,908	3,096	2,509	—	38,513
Consumer and Other	1,713	—	20	—	1,733
Total	$1,125,796	$10,733	$18,211	$—	$1,154,740

The following tables present performing and nonperforming loans based solely on payment activity for the years ended December 31, 2019 and December 31, 2018 that have not been assigned an internal risk grade. The types of loans presented here are not assigned a risk grade unless there is evidence of a problem. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2019	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$382,720	$10,565	$13,766	$407,051
Nonperforming	—	—	—	—
Total	$382,720	$10,565	$13,766	$407,051

December 31, 2018	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$378,999	$10,372	$17,830	$407,201
Nonperforming	—	—	—	—
Total	$378,999	$10,372	$17,830	$407,201

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2019 and 2018.

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$27	$35	$106	$168	$202,942	$—	$203,110	$—
Commercial Real Estate:
Owner Occupied	453	63	663	1,179	244,427	—	245,606	—
Non-Owner Occupied	—	—	8	8	592,214	—	592,222	—
Residential Real Estate	2,399	198	1,775	4,372	458,193	467	463,032	—
Real Estate Construction	—	—	—	—	155,825	—	155,825	—
Farm Real Estate	—	—	7	7	34,107	—	34,114	—
Consumer and Other	129	46	—	175	14,886	—	15,061	—
Total	$3,008	$342	$2,559	$5,909	$1,702,594	$467	$1,708,970	$—

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$225	$—	$92	$317	$176,743	$41	$177,101	$—
Commercial Real Estate:
Owner Occupied	547	413	564	1,524	208,597	—	210,121	—
Non-Owner Occupied	288	290	372	950	522,648	—	523,598	—
Residential Real Estate	7,118	677	806	8,601	448,366	883	457,850	—
Real Estate Construction	—	12	27	39	135,156	—	135,195	—
Farm Real Estate	33	—	158	191	38,322	—	38,513	—
Consumer and Other	117	57	9	183	19,380	—	19,563	—
Total	$8,328	$1,449	$2,028	$11,805	$1,549,212	$924	$1,561,941	$—

The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2019 and 2018.

	2019	2018
Commercial & Agriculture	$173	$270
Commercial Real Estate:
Owner Occupied	938	942
Non-Owner Occupied	8	374
Residential Real Estate	4,183	3,886
Real Estate Construction	9	41
Farm Real Estate	284	338
Consumer and Other	4	18
Total	$5,599	$5,869

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months. The gross interest income that would have been recorded on nonaccrual loans in 2019, 2018 and 2017 if the loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the period, was $571, $587 and $712, respectively. The amount of interest income on such loans recognized on a cash basis was $379 in 2019, $360 in 2018 and $139 in 2017.

Modifications: A modification of a loan constitutes a TDR when the Company for economic or legal reasons related to a borrower’s financial difficulties grants a concession to the borrower that it would not otherwise consider. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial Real Estate loans modified in a TDR often involve reducing the interest rate lower than the current market rate for new debt with similar risk. Real Estate loans modified in a TDR were primarily comprised of interest rate reductions where monthly payments were lowered to accommodate the borrowers’ financial needs.

Loans modified in a TDR are typically already on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR may have the financial effect of increasing the specific allowance associated with the loan. An allowance for impaired loans that have been modified in a TDR are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. Management exercises significant judgment in developing these estimates. TDRs accounted for $91 of the allowance for loan losses as of December 31, 2019, $141 as of December 31, 2018 and $169 as of December 31, 2017.

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2019, 2018 and 2017 were as follows:

For the Twelve Month Period Ended December 31, 2019
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	1	382	382
Residential Real Estate	—	—	—
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$382	$382

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

	For the Twelve Month Period Ended December 31, 2018
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	23	23
Real Estate Construction	—	—	—
Farm Real Estate	1	110	110
Consumer and Other	—	—	—
Total Loan Modifications	2	$133	$133

For the Twelve Month Period Ended December 31, 2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	13	13
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$13	$13

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans. During the periods ended December 31, 2019, 2018 and 2017, there were no defaults on loans that were modified and considered TDRs during the previous twelve months.

Impaired Loans: Larger (greater than $350) commercial loan, commercial real estate loan and farm real estate loan relationships, all TDRs and residential real estate and consumer loans that are part of a larger relationship are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following table includes the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2019 and 2018.

	December 31, 2019			December 31, 2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$367	$367		$367	$367
Commercial Real Estate:
Owner Occupied	168	168		193	193
Non-Owner Occupied	374	374		31	34
Residential Real Estate	1,571	1,643		1,017	1,089
Farm Real Estate	666	666		256	256
Total	3,146	3,218		1,864	1,939
With an allowance recorded:
Commercial Real Estate:
Owner Occupied	258	258	$9	291	291	$12
Residential Real Estate	193	197	82	262	265	122
Farm Real Estate	—	—	—	440	440	7
Total	451	455	91	993	996	141
Total:
Commercial & Agriculture	367	367	—	367	367	—
Commercial Real Estate:
Owner Occupied	426	426	9	484	484	12
Non-Owner Occupied	374	374	—	31	34	—
Residential Real Estate	1,764	1,840	82	1,279	1,354	122
Farm Real Estate	666	666	—	696	696	7
Total	$3,597	$3,673	$91	$2,857	$2,935	$141

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2019, 2018 and 2017.

For the year ended:	December 31, 2019		December 31, 2018
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$367	$33	$636	$25
Commercial Real Estate:
Owner Occupied	456	32	610	33
Non-Owner Occupied	308	20	39	5
Residential Real Estate	1,271	58	1,519	75
Farm Real Estate	683	29	716	29
Total	$3,085	$172	$3,520	$167

For the year ended:	December 31, 2017
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$1,375	$34
Commercial Real Estate:
Owner Occupied	1,507	75
Non-Owner Occupied	233	6
Residential Real Estate	1,515	73
Farm Real Estate	613	28
Total	$5,243	$216

Foreclosed assets acquired in settlement of loans are carried at fair value less estimated costs to sell and are included in other assets on the Consolidated Balance Sheet. As of December 31, 2019 and 2018, respectively, there were no foreclosed assets included in other assets. As of December 31, 2019 and 2018, the Company had initiated formal foreclosure procedures on $1,022 and $311, respectively, of consumer residential mortgages.

Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2019	At December 31, 2018
	(In Thousands)	(In Thousands)
Balance at beginning of period	$336	$15
Acquisition of PCI loans	—	334
Accretion	(164)	(13)
Transfers from non-accretable to accretable	83	—
Balance at end of period	$255	$336

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2019	At December 31, 2018
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$1,149	$1,805
Carrying amount	467	924

There was $0 and $8 in allowance for loan losses recorded for acquired loans with or without specific evidence of deterioration in credit quality as of December 31, 2019 and 2018, respectively.